INTERNATIONAL
SOLUTIONS

                                   PROSPECTUS
                                 JUNE 29, 1999

                                                 INTERNATIONAL SOLUTIONS
International Solutions is an asset
allocation program currently                     INTERNATIONAL SOLUTIONS I     CONSERVATIVE GROWTH
consisting of five separate
investment portfolios ("Funds"). The
Funds enable investors to tailor their           INTERNATIONAL SOLUTIONS II    BALANCED GROWTH
exposure to different investment
techniques in the international                  INTERNATIONAL SOLUTIONS III   MODERATE GROWTH
securities markets and related risks
by investing primarily in the shares             INTERNATIONAL SOLUTIONS IV    LONG-TERM GROWTH
of other mutual funds that in turn
invest in a broad range of foreign               INTERNATIONAL SOLUTIONS V     AGGRESSIVE GROWTH
securities. No offer is made in this
Prospectus for shares of these other
funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Funds are not deposits of any bank and are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.


                                                                       MACKENZIE

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES                                               3

INVESTMENT STRATEGIES AND RISKS                                     4

FEES AND EXPENSES                                                   7

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS       10

MANAGEMENT                                                         15

SHAREHOLDER INFORMATION:

    PRICING OF FUND SHARES                                         15

    HOW TO BUY SHARES                                              15

    HOW TO REDEEM SHARES                                           21

    HOW TO EXCHANGE SHARES                                         22

    DISTRIBUTIONS AND TAXES                                        23

INVESTMENT OBJECTIVES AND STRATEGIES OF THE UNDERLYING FUNDS       24

                              INVESTMENT OBJECTIVES

The International Solutions Funds each have their own investment objectives, strategies and risks, ranging from "conservative growth" to "aggressive growth," and invest in the shares of other mutual funds (referred to as "underlying funds"). Each Fund pursues its objective through a different mix of underlying funds.

INTERNATIONAL SOLUTIONS I -        Primarily capital preservation with moderate current income, and
CONSERVATIVE GROWTH:               secondarily capital appreciation.

INTERNATIONAL SOLUTIONS II -       A balance of capital appreciation and capital preservation, with moderate
BALANCED GROWTH:                   current income.

INTERNATIONAL SOLUTIONS III -      Primarily capital appreciation, and secondarily preservation of capital.
MODERATE GROWTH:

INTERNATIONAL SOLUTIONS IV --      Capital appreciation without regard to current income.
LONG-TERM GROWTH:

INTERNATIONAL SOLUTIONS V -        Aggressive capital appreciation without regard to current income.
AGGRESSIVE GROWTH:

The underlying funds are from the following registered fund complexes:

         -  BANKERS TRUST                 -  MONTGOMERY ASSET MANAGEMENT
         -  IVY FUNDS                     -  SCUDDER FUNDS
         -  LAZARD ASSET MANAGEMENT       -  WARBURG PINCUS ASSET MANAGEMENT

Many of the underlying funds are international equity mutual funds that invest largely in stocks to achieve growth. Other underlying funds are international bond mutual funds that emphasize total return. The underlying funds may focus their investments in single countries or geographic regions, and in established or emerging markets and economies.

                         INVESTMENT STRATEGIES AND RISKS

HOW ARE A FUND'S ASSETS INVESTED?
Each Fund normally invests in eight to fifteen underlying funds whose combined investment strategies and techniques are consistent with the Fund's investment objective. Each underlying fund in turn invests in a wide range of foreign securities. As a result, an investment in a Fund is effectively diversified over a large number of different foreign issuers. Each Fund's portfolio is expected to be relatively static with only minor periodic adjustments in response to changing market conditions.

HOW ARE A FUND'S UNDERLYING FUNDS CHOSEN?
The selection of the underlying funds that comprise each Fund's portfolio is based on "Modern Portfolio Theory", which provides an analytical framework for transforming return, risk, cost and accounting data into a coherent portfolio structure. This investment approach involves an initial estimate of each underlying fund's overall risk/return profile based on an analysis of the following factors:

   - the underlying fund's long-term return forecast;

   - its estimated risk level, based on its perceived potential for loss or gain and short- and long-term returns;

   - its current and historical investment style; and

   - its relative diversification potential, based on its perceived potential to reduce the loss or gain of each Fund.

Other factors that may be considered include:

   - standard accounting-based valuation and risk measures;

   - an underlying fund manager's investment style and decision-making process;

   - capital market statistics (such as alpha, beta and R2); and

   - cost factors, such as an underlying fund's expense ratio and administrative overhead.

The information produced by this analysis is used as input for a specially designed computer model that produces a range of "efficient" portfolios with the highest expected long-term returns for their respective levels of risk. A cross-checking analysis is performed to help ensure that all portfolios conform to professional standards of asset class and geographic diversification. A mix of underlying funds is then selected for each Fund at a level of risk that is appropriate in light of the Fund's investment objective. The result is a range of investment choices for investors across a broad spectrum of risk preferences.

WHAT ARE EACH FUND'S PRINCIPAL STRATEGIES?

            FUND                              PRINCIPAL STRATEGIES                          WHO SHOULD INVEST*
            ----                              --------------------                          ------------------
     INTERNATIONAL SOLUTIONS I -    Invests 35-50% in international bond         May be appropriate for relatively
     CONSERVATIVE GROWTH            funds and 50-65% in international            conservative international investors
                                    equity funds.                                seeking a prudent trade-off between
                                                                                 equity and fixed income investments.

     INTERNATIONAL SOLUTIONS II -   Invests 20-35% in international bond         May be appropriate for international
     BALANCED GROWTH                funds and 65-80% in international            investors with limited tolerance for
                                    equity funds.                                year-to-year volatility.

     INTERNATIONAL SOLUTIONS III -  Invests 75-90% in international equi-        May be appropriate for moderately
     MODERATE GROWTH                ty funds and 10-25% in international         aggressive international investors who
                                    bond funds.                                  are willing to bear a moderate level of
                                                                                 volatility.

     INTERNATIONAL SOLUTIONS IV -   Invests exclusively in international         May be appropriate for international
     LONG-TERM GROWTH               equity funds, with 20-35% invested           investors who are willing to sustain
                                    in emerging market equity funds.             potentially significant fluctuations in
                                                                                 capital value in the short-term.

     INTERNATIONAL SOLUTIONS V -    Invests exclusively in international         May be appropriate for aggressive
     AGGRESSIVE GROWTH              equity funds, with 35-50%                    international investors who have a longer
                                    in emerging market equity funds.             time horizon for their investments and are
                                                                                 willing to bear a higher level of risk.

    * The information appearing in the "Who Should Invest" column is provided merely as a general guide and not as an investment recommendation. You should consult with your financial advisor to determine which Fund or combination of Funds, if any, may be appropriate in light of your individual financial needs and risk tolerance.

WHAT ARE THE FUNDS' MAIN RISK CHARACTERISTICS?
As with any mutual fund, you may lose money by investing in a Fund. Certain risks of loss are inherent in the Funds' international investment emphasis and in the way their portfolios are structured. Specifically, since the Funds' portfolios are comprised almost exclusively of the shares of other mutual funds that invest heavily in foreign securities, the ultimate performance of a Fund will depend upon the success of these underlying funds (and each underlying fund's performance will depend in turn on the foreign markets and securities in which the underlying fund is invested). Among the chief risks associated with this investment approach are:

 - MANAGEMENT RISK: The underlying funds that comprise each Fund's portfolio are separately managed and their securities are purchased on the basis of a wide range of different investment strategies and management styles. An underlying fund's manager might not select securities that perform as well as the securities held by other mutual funds that are not included in the Fund's portfolio, which would diminish the returns of those Funds that hold the underlying fund's shares. Each Fund's manager could also misjudge the expected investment performance of the underlying funds that are candidates for inclusion in the Fund's portfolio, resulting in similar performance shortfalls.

 - GENERAL MARKET RISK: It is always possible that the underlying funds held in a Fund's portfolio will not produce favorable returns, even where "management risk" is not a factor. Specifically, the value of each underlying fund's investments and the income they generate will vary daily and generally reflect market conditions, interest rates and other issuer-specific, political or economic developments. An underlying fund will experience some amount of price volatility that is driven by the extent to which its own investment portfolio is exposed to these conditions. A Fund could therefore lose money at any time during which the underlying funds in which it invests are not performing as well as expected.

 - FOREIGN SECURITY RISK: Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably depending upon prevailing conditions at any given time. Among these potential risks are:

     - greater price volatility;
     - comparatively weak supervision and regulation of securities exchanges, brokers and issuers;
     - higher brokerage costs;
     - fluctuations in foreign currency exchange rates and related conversion costs;
     - adverse tax consequences; and
     - settlement delays.


   The risks of investing in foreign securities are more acute in countries with new or developing economies. These additional risks include, among others:

   - greater price volatility and less liquidity;
   - less stable governments;
   - abrupt changes in exchange rate regime or monetary policy; and
   - unusually high inflation rates and/or high national debt levels.

   (See "Emerging Market Securities" in the "Additional Information About Investment Strategies and Risks" section.)

WHAT ARE THE SPECIAL RISKS ASSOCIATED WITH EACH FUND?
The degree to which each Fund is affected by the performance of a single underlying fund will depend upon the relative weight of the underlying fund's shares in the Fund's portfolio. The weightings for each Fund, by general underlying fund type, are captured in the table on page 5 under the heading "Principal Strategies". Following is information about the general risks associated with each Fund's investment strategies. Other important information about the risks that the Funds and their investors are exposed to indirectly, by virtue of the investment activities of the underlying funds, appears in the section entitled "Additional Information About Investment Strategies and Risks".

 - INTERNATIONAL SOLUTIONS I - CONSERVATIVE GROWTH: By investing as much as 50% of its assets in international fixed income funds, this Fund will be more susceptible than the other Funds to losses caused by a downturn in the international bond markets. Because fixed income investments fall in value as interest rates rise, this Fund is also susceptible to losses at times of rising interest rates.


- INTERNATIONAL SOLUTIONS II - BALANCED GROWTH: This Fund's higher emphasis (relative to the Conservative Growth Fund) on underlying funds that invest in equity securities may lead to moderately increased volatility. This Fund also may be susceptible to losses at times of rising interest rates.


 - INTERNATIONAL SOLUTIONS III - MODERATE GROWTH: The underlying funds that comprise this Fund invest more in equity securities than fixed income securities. This increases the Fund's exposure to downturns in the equity markets and is likely to cause the Fund to experience greater fluctuations in value. This Fund is less susceptible to losses at times of rising interest rates.

 - INTERNATIONAL SOLUTIONS IV - LONG-TERM GROWTH: By investing exclusively in underlying funds that in turn invest heavily in equity securities, this Fund is expected to be more volatile than those Funds with more balanced portfolios. This Fund also has a moderate emerging markets exposure, and is susceptible to the increased risks associated with those markets. (see "Emerging Market Securities" in the "Additional Information About Investment Strategies and Risks" section).

 - INTERNATIONAL SOLUTIONS V - AGGRESSIVE GROWTH: Since this Fund invests exclusively in equity underlying funds that may also have significant holdings in emerging markets securities, it is more susceptible to wide fluctuations in value than the other Funds. (see "Emerging Market Securities" in the "Additional Information About Investment Strategies and Risks" section).
                               FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold a Fund's shares:

SHAREHOLDER FEES (fees paid directly from your investment)

                           Maximum Sales          Maximum Deferred
                           Charge (Load)         Sales Charge (Load)         Maximum Sales
                        Imposed on Purchases      (as a percentage of        Charge (Load)
        Fund             (as a percentage of       original purchase          Imposed on         Redemption        Exchange
        Class               offering price)            price)            Reinvested Dividends       Fee*             Fee
        -----           --------------------     --------------------    --------------------    ----------        ---------
        Class A                  5.75%                  None                   None                 None             None
        Class B                  None                   5.00%                  None                 None             None
        Class C                  None                   1.00%                  None                 None             None
        Class I                  None                   None                   None                 None             None
      Advisor Class              None                   None                   None                 None             None

  *If you choose to receive your redemption proceeds via Federal Funds wire, a $10 wire fee will be charged to your account.

  ANNUAL FUND OPERATING EXPENSES(expenses that are deducted from Fund assets):

                                             MANAGEMENT     DISTRIBUTION AND/OR SERVICE         OTHER         TOTAL ANNUAL FUND
                                                FEES               (12B-1) FEES               EXPENSES(1)   OPERATING EXPENSES(1)(2)
                                             ----------     ---------------------------      -----------   ------------------------
            INTERNATIONAL SOLUTIONS I -
               CONSERVATIVE GROWTH
                     Class A                    0.25%                 0.25%                    0.38%              0.88%
                     Class B                    0.25%                 1.00%                    0.38%              1.63%
                     Class C                    0.25%                 1.00%                    0.38%              1.63%
                     Class I                    0.25%                  None                    0.30%              0.55%
                   Advisor Class                0.25%                  None                    0.38%              0.63%

            INTERNATIONAL SOLUTIONS II -
                BALANCED GROWTH
                     Class A                    0.25%                 0.25%                    0.38%              0.88%
                     Class B                    0.25%                 1.00%                    0.38%              1.63%
                     Class C                    0.25%                 1.00%                    0.38%              1.63%
                     Class I                    0.25%                  None                    0.30%              0.55%
                   Advisor Class                0.25%                  None                    0.38%              0.63%

            INTERNATIONAL SOLUTIONS III-
                MODERATE GROWTH
                     Class A                    0.25%                 0.25%                    0.38%              0.88%
                     Class B                    0.25%                 1.00%                    0.38%              1.63%
                     Class C                    0.25%                 1.00%                    0.38%              1.63%
                     Class I                    0.25%                  None                    0.30%              0.55%
                   Advisor Class                0.25%                  None                    0.38%              0.63%

            INTERNATIONAL SOLUTIONS IV -
               LONG-TERM GROWTH
                     Class A                    0.25%                 0.25%                    0.38%              0.88%
                     Class B                    0.25%                 1.00%                    0.38%              1.63%
                     Class C                    0.25%                 1.00%                    0.38%              1.63%
                     Class I                    0.25%                  None                    0.30%              0.55%
                   Advisor Class                0.25%                  None                    0.38%              0.63%

            INTERNATIONAL SOLUTIONS V -
                AGGRESSIVE GROWTH
                     Class A                    0.25%                 0.25%                    0.38%              0.88%
                     Class B                    0.25%                 1.00%                    0.38%              1.63%
                     Class C                    0.25%                 1.00%                    0.38%              1.63%
                     Class I                    0.25%                  None                    0.30%              0.55%
                   Advisor Class                0.25%                  None                    0.38%              0.63%

(1) Based on estimated amounts for each Fund's initial fiscal period ending December 31, 1999.

(2) Ivy Management, Inc. ("IMI"), the Funds' Manager, has agreed to reimburse the Funds' fees and expenses to the extent necessary to ensure that the Funds' Annual Fund Operating Expenses do not exceed the following amounts:

    - International Solutions I:   Class A - 0.64%; Class B - 1.39%; Class C - 1.39%; Class I - 0.31%; Advisor Class - 0.39%.
    - International Solutions II:  Class A - 0.58%; Class B - 1.33%; Class C - 1.33%; Class I - 0.25%; Advisor Class - 0.33%.
    - International Solutions III: Class A - 0.48%; Class B - 1.23%; Class C - 1.23%; Class I - 0.15%; Advisor Class - 0.23%.
    - International Solutions IV:  Class A - 0.33%; Class B - 1.08%; Class C - 1.08%; Class I - 0.00%; Advisor Class - 0.08%.
    - International Solutions V:   Class A - 0.35%; Class B - 1.10%; Class C - 1.10%; Class I - 0.02%; Advisor Class - 0.10%.

    Each Fund's shareholders will bear indirectly the Fund's proportionate share of fees and expenses charged by the underlying funds in which the Fund is invested. The weighted average expense ratios borne by each Fund are derived from the underlying funds' most recent shareholder reports. Based on the expected portfolio composition of each Fund (which can change but is likely to be relatively static), the weighted average expense ratios for each Fund are estimated to fall within the following ranges: International Solutions I
    - 1.28%-1.42%; International Solutions II - 1.34%-1.48%; International Solutions III - 1.43%- 1.59%; International Solutions IV - 1.58%-1.74%; International Solutions V - 1.56%-1.72%.

    Each manager of an underlying fund has agreed to make a payment to IMI at an annual rate of up to 0.25% of the average daily value of the shares of the underlying fund held by a Fund during any calendar quarter. Such payments will be used by IMI to reduce the expenses of the Fund. By effectively lowering each Fund's expenses, the payments will also reduce the amount of the reimbursement by IMI necessary to maintain each Fund's Annual Operating Expense at the level stated above.

EXAMPLES
The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                                                               ONE YEAR                               THREE YEARS
                                                               --------                               -----------
         INTERNATIONAL SOLUTIONS I -
         CONSERVATIVE GROWTH
           Class A*                                               $660                                      $840
           Class B                                                $666 (1)                                  $814 (2)
           Class B (no redemption)                                $166                                      $514
           Class C                                                $266 (3)                                  $514
           Class C (no redemption)                                $166                                      $514
           Class I**                                              $ 56                                      $176
           Advisor Class**                                        $ 64                                      $202

         INTERNATIONAL SOLUTIONS II -
         BALANCED GROWTH
           Class A*                                               $660                                      $840
           Class B                                                $666 (1)                                  $814 (2)
           Class B (no redemption)                                $166                                      $514
           Class C                                                $266 (3)                                  $514
           Class C (no redemption)                                $166                                      $514
           Class I**                                              $ 56                                      $176
           Advisor Class**                                        $ 64                                      $202

         INTERNATIONAL SOLUTIONS III -
         MODERATE GROWTH
           Class A*                                               $660                                      $840
           Class B                                                $666 (1)                                  $814 (2)
           Class B (no redemption)                                $166                                      $514
           Class C                                                $266 (3)                                  $514
           Class C (no redemption)                                $166                                      $514
           Class I**                                              $ 56                                      $176
           Advisor Class**                                        $ 64                                      $202

         INTERNATIONAL SOLUTIONS IV -
         LONG-TERM GROWTH
           Class A*                                               $660                                      $840
           Class B                                                $666 (1)                                  $814 (2)
           Class B (no redemption)                                $166                                      $514
           Class C                                                $266 (3)                                  $514
           Class C (no redemption)                                $166                                      $514
           Class I**                                              $ 56                                      $176
           Advisor Class**                                        $ 64                                      $202

         INTERNATIONAL SOLUTIONS V -
         AGGRESSIVE GROWTH
           Class A*                                               $660                                      $840
           Class B                                                $666 (1)                                  $814 (2)
           Class B (no redemption)                                $166                                      $514
           Class C                                                $266 (3)                                  $514
           Class C (no redemption)                                $166                                      $514
           Class I**                                              $ 56                                      $176
           Advisor Class**                                        $ 64                                      $202

   * Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.
   ** Class I and Advisor Class shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.
   (1)   Assumes deduction of a 5% CDSC at the time of redemption.
   (2)   Assumes deduction of a 3% CDSC at the time of redemption.
   (3)   Assumes deduction of a 1% CDSC at the time of redemption.

                             ADDITIONAL INFORMATION
                      ABOUT INVESTMENT STRATEGIES AND RISKS

The central premise of the International Solutions asset allocation program is that a well diversified investment portfolio tends to be less volatile than a portfolio that emphasizes a particular type of investment category or technique, such as stocks, bonds, or a particular country or industry sector. Consistent with this premise, the Funds offer a high level of diversification for international investors at various levels of risk tolerance by investing in a broad array of mutual funds that are each managed separately and invest in many different types of securities and foreign markets.

The Funds' portfolios represent different points along a risk/return continuum, ranging from lower risk and lower expected return to higher risk and higher expected return. Each Fund's investments are determined by how the various underlying funds' return and risk profiles combine at that point in the continuum that best matches the Fund's investment objective. For example, since bonds are generally perceived as less risky than stocks, Funds at the more conservative end of the risk/return continuum (such as International Solutions I and II) will invest in a higher proportion of bond underlying funds. In doing so, however, these Funds are less likely to experience the higher potential returns historically associated with equity investments. By contrast, Funds at the more aggressive end of the continuum (such as International Solutions IV and V) will invest in a higher proportion of underlying funds that hold common stocks, but as a result are exposed to greater price volatility and similar investment risks.

INTERNATIONAL SOLUTIONS I - CONSERVATIVE GROWTH: The primary investment objective of the Conservative Growth Fund is capital preservation with moderate current income, and secondarily capital appreciation. A number of the underlying funds that make up the Conservative Growth Fund invest primarily in fixed income securities, with limited exposure to equity securities and their associated volatility. The Conservative Growth Fund has the highest weighting in foreign bonds among the five Funds, and therefore is expected to bear the lowest relative overall risk. The Fund will have a moderate degree of exposure to the international equity markets, thus making the Fund potentially more volatile than a mutual fund that invests exclusively in fixed income securities or has some portion of its assets invested in the United States.

INTERNATIONAL SOLUTIONS II - BALANCED GROWTH: The primary investment objective of the Balanced Growth Fund is a balance of capital appreciation and capital preservation, with moderate current income. The Fund's portfolio of underlying funds is designed to expose the Fund to the growth opportunities that equity investing offers while preserving some degree of the stability historically associated with fixed income securities. The Fund's higher emphasis (relative to the Conservative Growth Fund) on underlying funds that invest in equity securities may lead to moderately increased volatility, but its equal emphasis on fixed income securities is expected to reduce its overall risk relative to the Moderate Growth, Long-term Growth and Aggressive Growth Funds.

INTERNATIONAL SOLUTIONS III - MODERATE GROWTH: The investment objective of the Moderate Growth Fund is primarily capital appreciation, with preservation of capital as a secondary objective. The underlying funds that make up the Moderate Growth Fund invest primarily in equity securities, with some exposure to fixed income securities intended to mitigate short-term losses that may occur in the equity markets.

INTERNATIONAL SOLUTIONS IV - LONG-TERM GROWTH: The investment objective of the Long-term Growth Fund is capital appreciation without regard to current income. The underlying funds that make up the Long-term Growth Fund invest primarily in equity securities, which are likely to cause greater fluctuations in the Fund's share price than would be the case with the Conservative Growth, Balanced Growth and Moderate Growth Funds (which have varying degrees of exposure to the historically more stable fixed income markets). The Long-term Growth Fund also has a moderate to high weighting in emerging markets (but less than the Aggressive Growth Fund).

INTERNATIONAL SOLUTIONS V - AGGRESSIVE GROWTH: The investment objective of the Aggressive Growth Fund is aggressive capital appreciation without regard to current income. The underlying funds that comprise the Aggressive Growth Fund may have significant holdings in emerging markets securities, which historically have projected higher growth rates than established markets. However, emerging market securities have historically experienced greater social, political and economic risk than developed markets and are therefore more volatile.

Each Fund may from time to time take a temporary defensive position and invest without limit in U.S. government securities and commercial paper. When a Fund assumes such a defensive position it may not achieve its investment objective. Of course, there can be no guarantee that a Fund will achieve its investment objective even when it is not assuming a defensive position.

UNDERLYING FUND RISKS
The main risks associated with investing in each Fund, such as "management risk," "general market risk" and "foreign securities risk," are described on page 6 of this Prospectus. Because the return on your investment is tied so closely to the performance of the underlying funds, a description of the types of securities in which the underlying funds principally invest and their associated risks has been provided.

COMMON STOCKS: Many of the underlying funds invest primarily in common stock. Common stock represents a proportionate ownership interest in the issuing company, and so the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly, with smaller companies being particularly susceptible to price swings. Transaction costs in smaller company stocks may also be higher than those of larger companies.

Most likely to be affected:  ALL INTERNATIONAL SOLUTIONS FUNDS.

DEBT SECURITIES: Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. For example, as interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. A Fund's portfolio is therefore susceptible to the decline in value of the fixed income funds in which it invests in a rising interest rate environment. The market value of debt securities also tends to vary according to the relative financial condition of the issuer. Bonds with longer maturities tend to be more volatile than bonds with shorter maturities.

Some of the underlying funds may invest a significant portion of their assets in low-rated debt securities (sometimes referred to as "high yield" or "junk" bonds). In general, low-rated debt securities offer higher yields due to the increased risk that the issuer will be unable to meet its obligations of interest or principal payments on time. For this reason, however, these bonds are considered speculative and could significantly weaken the returns of any underlying fund that holds them in its portfolio.

An underlying fund may also have significant holdings in sovereign debt. For a variety of reasons (such as cash flow problems, limited foreign reserves, and political constraints), the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal or interest when due. A governmental entity's ability to honor its debt obligations to an underlying fund may also be contingent on its receipt from others (such as the International Monetary Fund and more solvent foreign governments) of specific disbursements. These disbursements may in turn be conditioned on the perceived health of the governmental entity's economy and/or its implementation of economic reforms. If any of these conditions fail, an underlying fund could lose the entire value of its investment for an indefinite period of time.


Most likely to be affected: INTERNATIONAL SOLUTIONS I AND II.

FOREIGN SECURITIES, IN GENERAL: Because of the international emphasis of the International Solutions asset allocation strategy, all of the Funds will have significant exposure to foreign securities regardless of the relative weight in the Funds' portfolios of fixed income and equity-oriented underlying funds.

Investments in foreign securities involve an array of economic, financial and political considerations not typically associated with U.S. markets, which may affect an underlying fund's performance favorably or unfavorably, depending upon prevailing conditions at any given time. For example, foreign investing may involve brokerage costs and tax considerations that are not usually present in the U.S. markets. The securities markets of certain foreign countries may also be smaller, less liquid and subject to greater price volatility than U.S. markets.

Other factors that can affect the value of foreign securities held by the underlying funds include:

- currency fluctuations, blockages, conversion costs or transfer restrictions (see "Foreign Currencies" below);

- comparatively weak government supervision and regulation of securities exchanges, brokers and issuers;

-  non-uniform accounting, auditing and financial reporting standards;

- unavailability of information about an issuer's securities and business operations; and

- settlement delays (which can cause an underlying fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion, resulting in a loss if the value of the securities declines before settlement).


Most likely to be affected:  ALL INTERNATIONAL SOLUTIONS FUNDS.

EMERGING MARKET SECURITIES: The risks of investing in foreign securities are heightened in countries with new or developing economies. These additional risks include:

- securities that are even less liquid and more volatile than those in more developed foreign countries;

- less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership, prohibitions against repatriation of assets or taxation of capital or profits);

-  increased settlement delays;

-  abrupt changes in exchange rate regime or monetary policy;

-  restrictions on repatriation of capital;

- unusually high inflation rates (which in extreme cases can cause the value of a country's assets to erode sharply); and

- high national debt levels (which may impede an issuer's payment of principal and/or interest on external debt).

Most likely to be affected: INTERNATIONAL SOLUTIONS IV AND V.

FOREIGN CURRENCIES: Investing in foreign securities typically involves the use of foreign currencies. The value of an underlying fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversions can also be costly.

Most likely to be affected: ALL INTERNATIONAL SOLUTIONS FUNDS.

DEPOSITORY INSTRUMENTS: Many of the underlying funds invest in foreign securities through the mechanism of sponsored and unsponsored "depository receipts" and "depository shares," which are instruments that evidence ownership of underlying securities issued by a U.S. or foreign corporation. Unsponsored depository programs are organized independently without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

Most likely to be affected: ALL INTERNATIONAL SOLUTIONS FUNDS.

OTHER RISKS: The underlying funds can use a wide range of other investment techniques to achieve their respective investment objectives. The risks associated with these various techniques are described in each underlying fund's prospectus, and some are summarized in the Funds' Statement of Additional Information (which is available on request and without charge from the Funds' distributor at the address printed on the back cover page). Any of these investment techniques could cause an underlying fund to lose money if not used successfully or if they are not practically available for investment purposes at a time when their use would benefit the underlying fund.

The underlying funds that comprise each Fund's portfolio are listed in the Fund's financial statements, which are available to shareholders upon request and without charge as soon as they are available after the close of the annual or semi-annual period to which they relate. The investment objectives and principal investment strategies of the underlying funds are summarized on pages 24-27 of this Prospectus.

OTHER IMPORTANT INFORMATION

YEAR 2000 RISKS: Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Problem"). The inability of computer-based systems to make this distinction could have a seriously adverse effect on the handling of securities trades, pricing and account services worldwide. The Funds' service providers are taking steps that each believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that they use. Information about the year 2000 readiness of the underlying funds is also taken into consideration during the investment decision making process (though such information may be limited to public filings or statements from representatives of the underlying funds that are not readily verifiable). The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. At this time, however, there can be no assurance that significant problems will not occur (which either directly or indirectly could cause a Fund to lose money).

EUROPEAN MONETARY UNION: The Funds may have investments in Europe. On January 1, 1999 a new European currency called the "euro" was introduced and adopted for use by eleven European countries. The transition to daily usage of the euro will occur during the period from January 1, 1999 through December 31, 2001, at which time euro bills and coins will be put into circulation. Certain European Union members, including the United Kingdom, did not officially implement the euro on January 1, 1999 and may cause market disruptions when and if they decide to do so. Should this occur, the underlying funds (and hence the Funds that hold their shares) could experience investment losses.

                                   MANAGEMENT

Ivy Management, Inc. ("IMI"), located at Via Mizner Financial Plaza, 700 South Federal Highway, Boca Raton, Florida 33432, provides investment advisory and business management services to the Funds using a team approach. IMI's responsibilities include making investment decisions; assisting with the preparation of the Funds' financial statements, prospectuses and periodic reports to shareholders, as well as Federal and state tax reporting; and providing certain accounting and pricing services. IMI is an SEC-registered investment advisor with over $5 billion in assets under management, and also advises and provides business management services to the Ivy Funds.

Garmaise Investment Technologies (US) Inc. ("GIT"), 30 St. Clair Avenue West, Suite 1110, Toronto, Ontario, Canada, M4V 3A1, provides asset allocation consulting services to IMI in connection with the Funds pursuant to a subadvisory contract with IMI. The president of GIT, an SEC-registered investment advisor, has over 20 years of investment advisory experience and uses a proprietary computer-based method of portfolio selection known as "Optimization." GIT's responsibilities include making recommendations to IMI regarding the underlying funds that comprise each Fund's portfolio and determining when changing the relative mix of underlying funds within a Fund's portfolio may be appropriate in light of prevailing market conditions.

For the combined services provided by IMI and GIT, each Fund pays a fee at the annual rate of 0.25% of the Fund's average net assets.

                             SHAREHOLDER INFORMATION
                             PRICING OF FUND SHARES

Each Fund calculates its net asset value per share ("NAV") by dividing the value of its net assets by the total number of its shares outstanding as of the close of regular trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the Exchange is open for trading (normally any weekday that is not a national holiday). The value of a Fund's net assets on any given day is based almost entirely on the NAV of the underlying funds whose shares are held in the Fund's portfolio. Each underlying fund is responsible for determining its own NAV on any given day.

The number of shares you receive when you place a purchase or exchange order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by Ivy Mackenzie Services Corp. ("IMSC"), the Funds' transfer agent, or by your registered securities dealer. If you are buying Class A shares, the number of shares you receive will be reduced by an amount that is equal to the value of the front-end sales charge that applies to Class A shares (see "Class A Shares" below).


                                HOW TO BUY SHARES

The essential features of the Funds' different classes of shares are described in the following table. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are purchasing Class A shares.

Each Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for its Class A, B and C shares that allow the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

The following table displays the various investment minimums, sales charges and expenses that apply to each class:

                        MINIMUM         MINIMUM                                   CONTINGENT
   FUND                 INITIAL        SUBSEQUENT           INITIAL SALES        DEFERRED SALES           SERVICE AND
   CLASS              INVESTMENT*      INVESTMENT*             CHARGE               CHARGE              DISTRIBUTION FEES
-------------         -----------      -----------         ----------------      --------------        -------------------
Class A               $     1,000       $    100           Maximum 5.75%,        None, except on       0.25% Service fee
                                                           with options for      certain NAV
                                                           a reduction.          purchases

Class B               $     1,000       $    100           None                  Maximum 5%,           0.25% Service fee
                                                                                 declining over six    and 0.75%
                                                                                 years                 Distribution fee

Class C               $     1,000       $    100           None                  1% for the first      0.25% Service fee
                                                                                 year                  and 0.75%
                                                                                                       Distribution fee

Class I               $ 5,000,000       $ 10,000           None                  None                  None
                      $    10,000
Advisor Class                           $    250           None                  None                  None

* Minimum initial and subsequent investments for retirement plans are $25.

                                 Class A Shares

INITIAL SALES CHARGE

Class A shares are sold at a public offering price equal to their NAV plus an initial sales charge, as set forth below (the sales charge is reduced as the amount invested increases):

                                      SALES CHARGE              SALES CHARGE          PORTION OF PUBLIC
                                    AS A PERCENTAGE OF       AS A PERCENTAGE OF         OFFERING PRICE
     AMOUNT INVESTED               PUBLIC OFFERING PRICE     NET AMOUNT INVESTED      RETAINED BY DEALER
                                   ---------------------     -------------------      ------------------
  Less than $50,000                        5.75%                    6.10%                    5.00%
  $50,000 but less than $100,000           5.25%                    5.54%                    4.50%
  $100,000 but less than $250,000          4.50%                    4.71%                    3.75%
  $250,000 but less than $500,000          3.00%                    3.09%                    2.50%
  $500,000 or over                         0.00%                    0.00%                    0.00%

* A Contingent Deferred Sales Charge ("CDSC") of 0.50% may apply to Class A shares that are redeemed within 12 months of the end of the month in which they were purchased. Class A shares that are acquired through reinvestment of dividends or distributions are not subject to an initial sales charge.

HOW TO REDUCE YOUR INITIAL SALES CHARGE

- "Rights of Accumulation" permits you to pay the sales charge that applies to the cost or value (whichever is higher) of all International Solutions Class A shares you own.

- A "Letter of Intent" permits you to pay the sales charge that would apply to your cumulative purchase of Fund shares over a 13-month period (certain restrictions apply).

HOW TO ELIMINATE YOUR INITIAL SALES CHARGE

You may purchase Class A shares at NAV (without an initial sales charge or a CDSC):

- through certain investment advisors and financial planners who charge a management, consulting or other fee for their services;

-    under certain qualified retirement plans;

- as an employee or director of Mackenzie Investment Management Inc. or its affiliates;

-    as an employee of a selected dealer; or

- through the Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees.

Certain trust companies, bank trust departments, credit unions, savings and loans and other similar organizations may be also exempt from the initial sales charge on Class A shares.

You may also purchase Class A shares at NAV if you are investing at least $500,000 through a dealer or agent. Ivy Mackenzie Distributors, Inc. ("IMDI"), the Funds' distributor, may pay the dealer or agent (out of IMDI's own resources) for its distribution assistance according to the following schedule:

                   PURCHASE AMOUNT            COMMISSION
                   ---------------            ----------
                   First $3,000,000              0.50%

                   Next $2,000,000               0.25%

                   Over $5,000,000               0.10%

IMDI may from time to time pay a bonus or other cash incentive to dealers (other than IMDI) including, for example, those which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified time period.

Each Fund may, from time to time, waive the initial sales charge on its Class A shares sold to clients of certain dealers meeting criteria established by IMDI. This privilege will apply only to Class A shares of a Fund that are purchased using proceeds obtained by such clients by redeeming another mutual fund's shares on which a sales charge was paid. Purchases must be made within 60 days of redemption from the other fund, and the Class A shares purchased are subject to a 1.00% CDSC if redeemed within the first year after purchase.

SERVICE FEE

Class A shares are subject to an ongoing service fee at an annual rate of up to 0.25% of a Fund's average net assets attributable to its Class A shares.

                           CLASS B AND CLASS C SHARES

CONTINGENT DEFERRED SALES CHARGE

Class B and Class C shares are not subject to an initial sales charge but are subject to a CDSC. If you redeem your Class C shares within one year of purchase they will be subject to a CDSC of 1.00%. Class B shares redeemed within six years of purchase will be subject to a CDSC at the following rates:

                                               CDSC AS A PERCENTAGE
                                                OF DOLLAR AMOUNT
               YEAR SINCE PURCHASE              SUBJECT TO CHARGE
              ----------------------           --------------------
              First                                  5.00%
              Second                                 4.00%
              Third                                  3.00%
              Fourth                                 3.00%
              Fifth                                  2.00%
              Sixth                                  1.00%
              Seventh and thereafter                 0.00%

The CDSC for both Class B and Class C shares will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No charge will be assessed on increases in account value above the original purchase price or on reinvested dividends and distributions.

Shares will be redeemed on a lot-by-lot basis in the following order:

-    shares held more than six years;

-    shares acquired through reinvestment of dividends and distributions;

- shares subject to the lowest CDSC percentage, on a first-in, first-out basis

     (1) with the portion of the lot attributable to capital appreciation, which is not subject to a CDSC, redeemed first; then

     (2) the portion of the lot attributable to your original basis, which is subject to a CDSC.

WAIVER OF THE CDSC

The CDSC for Class B shares is waived for:

- certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old.

- redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers.

- redemption resulting from a tax-free return of excess contribution to an IRA.

- withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability.

- withdrawals through the Systematic Withdrawal Plan of up to 12% per year of your account value at the time the plan is established.

- redemptions through the Merrill Lynch Daily K Plan, if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

SERVICE AND DISTRIBUTION FEE

Both Class B shares and Class C shares are subject to an ongoing service and distribution fee at a combined annual rate of up to 1.00% of a Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fees will cause these shares to have a higher expense ratio than that of Class A, Class I and Advisor Class shares. IMDI uses the money that it receives from the deferred sales charge and the distribution fees to cover various promotional and sales related expenses, as well as expenses related to providing distribution services, such as compensating selected dealers and agents for selling these shares.

SHARE CONVERSION FEATURE

Approximately eight years after the original date of purchase, your Class B shares will be converted automatically to Class A shares. Class A shares are subject to lower annual expenses than Class B shares. The conversion from Class B shares to Class A shares is not considered a taxable event for federal income tax purposes. Class C shares do not have a similar conversion feature.

                        CLASS I AND ADVISOR CLASS SHARES

Class I and Advisor Class shares are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares are offered only to institutions and certain individuals. Advisor Class shares are offered only to the following investors:

- trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees;
- any account with assets of at least $10,000 if (a) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion, and where the investor pays such person as compensation for his advice and other services an annual fee of at least 0.50% on the assets in the account, or (b) such account is established under a "wrap fee" program and the account holder pays the sponsor of the program an annual fee of at least 0.50% on the assets in the account;
-    officers and Trustees of Mackenzie Solutions (and their relatives);
- directors or employees of Mackenzie Investment Management Inc. or its affiliates; and
- directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person).

                         SUBMITTING YOUR PURCHASE ORDER

INITIAL INVESTMENTS

Complete and sign the Account Application appearing in the middle of this Prospectus. Enclose a check payable to the International Solutions Fund in which you wish to invest. You should note on the check the class of shares you wish to purchase (see page 16 for minimum initial investments.) Deliver your application materials to your registered representative or selling broker, or send them to one of the addresses below:


            BY REGULAR MAIL:                   BY COURIER:

            Ivy Mackenzie Services Corp.       Ivy Mackenzie Services Corp.
            PO Box 3022                        700 South Federal Hwy., Suite 300
            Boca Raton, FL 33431-0922          Boca Raton, FL 33432


BUYING ADDITIONAL SHARES

There are several ways to increase your investment in a Fund:

- BY MAIL - Send your check with a completed investment slip (attached to your account statement) or written instructions indicating the account registration, Fund number or name, and account number. Mail to one of the addresses above.

- THROUGH YOUR BROKER - Deliver to your registered representative or selling broker the investment slip (attached to your account statement) or written instructions, along with your payment.

- BY WIRE - Purchases may also be made by wiring money from your bank account to your International Solutions account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at (800) 821-4350. Wiring instructions are as follows:

               First Union National Bank of Florida
               Jacksonville, FL
               ABA #063000021
               Account #2000002757919
               For further credit to:
                   Your International Solutions Account Registration Your Fund Number and Account Number

- BY AUTOMATIC INVESTMENT METHOD ("AIM") - You can elect to have funds electronically drawn each month from your bank account and invested as a purchase of shares into your International Solutions account. Complete sections 6A and 7B of the Account Application.

                              HOW TO REDEEM SHARES

SUBMITTING YOUR REDEMPTION ORDER

You may redeem your Fund shares through your registered securities dealer or directly through IMSC. If you choose to redeem through your registered securities dealer, the dealer is responsible for properly transmitting redemption orders in a timely manner. If you choose to redeem directly through IMSC, you have several ways to submit your request:

- BY MAIL - Send your written redemption request to IMSC at one of the addresses on page 20 of this Prospectus. Be sure that all registered owners listed on the account sign the request. Medallion signature guarantees and supporting legal documentation may be required. When you redeem, IMSC will normally send redemption proceeds to you on the next business day, but may take up to seven days (or longer in the case of shares recently purchased by check).

- BY TELEPHONE - Call IMSC at (800) 821-4350 to redeem from your individual, joint or custodial account. To process your redemption order by telephone, you must have telephone redemption privileges on your account (see section 6E of the Account Application). IMSC employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions. Requests by telephone can only be accepted for amounts up to $50,000.

- BY SYSTEMATIC WITHDRAWAL PLAN ("SWP") - You can elect to have funds electronically drawn each month from your International Solutions account and deposited directly into your bank account. Certain minimum balances and minimum distributions apply. Complete section 6B of the Account Application to add this feature to your account.

RECEIVING YOUR REDEMPTION PROCEEDS

You can receive redemption proceeds through a variety of payment methods:

- BY CHECK - Unless otherwise instructed, checks will be made payable to the current account registration and sent to the address of record.

- BY FEDERAL FUNDS WIRE - Proceeds will be wired on the next business day to a pre-designated bank account. Your account will be charged $10 each time redemption proceeds are wired to your bank, and your bank may also charge you a fee for receiving a Federal Funds wire.

-    BY ELECTRONIC FUNDS TRANSFER ("EFT") - For SWP redemptions only.

IMPORTANT REDEMPTION INFORMATION

- A CDSC may apply to certain Class A share redemptions, to Class B shares redeemed within 6 years of purchase, and to Class C shares that are redeemed within one year of purchase.

- All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by IMSC by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day.

- If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees, unless you instruct otherwise.

- Within a class of shares, any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

- Class B and Class C shares will be redeemed in the order described under "Class B and Class C Shares -- Contingent Deferred Sales Charge".

- A Fund may (on 60 days' notice) redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.

- A Fund may take up to seven days (or longer in the case of shares recently purchased by check) to send redemption proceeds.

                             HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of another Fund, subject to certain restrictions (see "Important Exchange Information" below).

SUBMITTING YOUR EXCHANGE ORDER

You may submit an exchange request to IMSC as follows:

- BY MAIL - Send your written exchange request to IMSC at one of the addresses on page 20 of this Prospectus. Be sure that all registered owners listed on the account sign the request.

- BY TELEPHONE - Call IMSC at (800) 821-4350 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account (see section 6E of the Account Application). IMSC employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund or IMSC may be liable for any losses due to unauthorized or fraudulent telephone instructions.

IMPORTANT EXCHANGE INFORMATION

-    You must exchange into the same share class you currently own.

- Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

- It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. A Fund may therefore limit the frequency of exchanges by a shareholder or cancel a shareholder's exchange privilege if at any time it appears that such market timing strategies are being used. For example, shareholders exchanging more than five times in a 12-month period may be considered to be using market-timing strategies.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

- Each Fund generally declares and pays dividends and capital gain distributions (if any) at least once a year.

- Dividends and distributions are "reinvested" in additional Fund shares unless you request to receive them in cash.

- Reinvested dividends and distributions are added to your account at NAV and are not subject to a CDSC regardless of which share class you own.

-    Cash dividends and distributions can be sent to you:

     BY MAIL - a check will be mailed to the address of record unless otherwise instructed.

     BY EFT - your proceeds will be directly deposited into your bank account.

To change your dividend and/or distribution options, call IMSC at (800)821-4350.

TAX CONSEQUENCES

Dividends paid out of a Fund's net investment income (including ordinary income dividends received by the Fund from an underlying fund) and net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains earned by a Fund (including long-term capital gain distributions received by the Fund from an underlying fund) are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Fund dividend and capital gain distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares. Each year the Funds will notify you of the tax status of dividends and other distributions.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Upon the sale or exchange of your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares.

Each Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Fund distributions also may be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a Fund.

                      INVESTMENT OBJECTIVES AND STRATEGIES
                             OF THE UNDERLYING FUNDS

Following is a brief description of the investment objectives and principal investment strategies of the underlying funds. The risks associated with certain of these investment practices are described in "Additional Information About Investment Strategies and Risks" and in the SAI. The following information and the risk information contained in this Prospectus and in the SAI is merely a summary and should not be relied upon as a complete statement of the investment techniques that the underlying funds may use to achieve their respective investment objectives. Additional information about the Ivy Funds may be obtained by calling or writing to IMDI (which distributes the Ivy Fund's shares) at the phone number and address printed on the back cover page of this Prospectus. Contact information relating to the other underlying funds is also available through IMDI.

EQUITY UNDERLYING FUNDS
BT INVESTMENT INTERNATIONAL EQUITY PORTFOLIO, managed by Bankers Trust, has an investment objective of long-term capital appreciation from investment in foreign equity securities (or other securities with equal characteristics); the production of any current income is incidental to this objective. The Portfolio invests at least 65% of the value of its total assets in the equity securities of foreign issuers, consisting of common stock and other securities with equity characteristics. These issuers are primarily established companies based in developed countries outside the United States. However, the Portfolio may also invest in securities of issuers in underdeveloped countries. The Portfolio will at all times be invested in the securities of issuers based in at least three countries other than the United States.

IVY INTERNATIONAL FUND II's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in equity securities principally traded in European, Pacific Basin and Latin American markets. To control its exposure to certain risks, the Fund might engage in foreign currency exchange transactions and forward foreign currency contracts.

IVY INTERNATIONAL SMALL COMPANIES FUND seeks long-term growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in the common stock of foreign issuers having total market capitalization of less than $1 billion. The Fund might engage in foreign currency exchange transactions and forward foreign currency contracts to control its exposure to certain risks.

IVY PAN-EUROPE FUND's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in the equity securities of large and medium-sized European companies.

THE JAPAN FUND, INC., managed by Scudder Kemper Investments, seeks to provide long-term capital appreciation. The Fund pursues its objective by investing at least 80% of its assets in Japanese securities (including American Depository Receipts). The Fund invests primarily in the common stock of Japanese companies. It anticipates that most equity securities of Japanese companies in which it invests will be listed on Japanese securities exchanges. However, the Fund may also invest up to 30% of its net assets in equity securities that are traded in an over-the-counter market.

LAZARD INTERNATIONAL EQUITY PORTFOLIO is a non-diversified fund that seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the investment manager's judgment. Ordinarily, the Portfolio invests in at least three different foreign countries.

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO is a non-diversified fund that seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small, non-U.S. companies in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Small Cap Index. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the investment manager's judgment. Ordinarily, the Portfolio invests in at least three different foreign countries.

MONTGOMERY INTERNATIONAL GROWTH FUND seeks long-term capital appreciation by investing in medium- and large-cap companies in developed stock markets outside the United States. The Fund invests at least 65% of its total assets in the common stocks of companies outside the United States whose shares have a stock market value (market capitalization) of more than $1 billion. The Fund currently concentrates its investments in the stock markets of western Europe, particularly the United Kingdom, France, Germany, Italy and the Netherlands, as well as developed markets in Asia, such as Japan and Hong Kong. The Fund typically invests in at least three countries outside the United States, with no more than 40% of its assets in any one country.

SCUDDER GREATER EUROPE GROWTH FUND is a non-diversified fund that seeks to provide long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in the equity securities of European companies. The Fund expects that it will invest primarily in the more established and liquid countries of Western and Southern Europe. However, the Fund may also invest in the lesser developed Southern and Eastern European markets as well as in the former communist countries of the Soviet Union. The Fund intends to allocate its investments among at least three countries.

SCUDDER INTERNATIONAL FUND seeks long-term growth of capital primarily from foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in this portfolio, in substantial proportions, business activities in not less than three different countries other than the U.S.

WARBURG PINCUS INTERNATIONAL EQUITY FUND seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of assets in equity securities of issuers from at least three foreign countries. The Fund intends to diversify its investments across different countries, although at times it may invest a significant part of its assets in a single country. Although the Fund emphasizes developed countries, it may also invest in emerging markets.

WARBURG PINCUS JAPAN GROWTH FUND seeks long-term growth of capital. The Fund may invest in companies of any size, whether traded on an exchange or over-the-counter. Under normal market conditions, the Fund will invest at least 65% of assets in equity securities of Japanese issuers. The remaining portion may be invested in securities of other Asian issuers.

WARBURG PINCUS JAPAN SMALL COMPANY FUND seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of assets in equity securities of small Japanese companies. Once the 65% policy is met, the Fund may invest in Japanese or other Asian companies of any size. The Fund will not invest more than 10% of assets in any one country except Japan.


EMERGING MARKET UNDERLYING FUNDS
Ivy Asia Pacific Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in equity securities issued in Asia Pacific countries, which include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.

IVY CHINA REGION FUND's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in the equity securities of companies that are located or have a substantial business presence in the China Region, which includes China, Hong Kong, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. The Fund may also invest in equity securities of companies whose current or expected performance is considered to be strongly associated with the China Region. A large portion of the Fund is likely to be invested in equity securities of companies that trade in Hong Kong.

IVY DEVELOPING NATIONS FUND's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in equity securities of companies that are located in, or are expected to profit from, countries whose markets are generally considered to be "developing" or "emerging". The Fund may invest more than 25% of its assets in a single country, but usually will hold securities from at least three emerging market countries in its portfolio.

IVY SOUTH AMERICA FUND is a non-diversified fund with a principal investment objective of long-term growth. Consideration of current income is secondary to this principal objective. The Fund invests at least 65% of its assets in equity securities and government and corporate debt securities issued throughout South America, Central America and the Spanish-speaking islands of the Caribbean. The Fund is likely to have significant investments in Argentina, Brazil, Chile, Colombia, Peru and Venezuela. The Fund may invest in low rated debt securities to increase its potential yield.

LAZARD EMERGING MARKETS PORTFOLIO is a non-diversified fund that seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are in emerging market countries. Emerging market countries include all countries represented by the Morgan Stanley Capital International Emerging Markets (Free) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, Sri Lanka, South Africa, Taiwan, Thailand, Turkey and Venezuela.

MONTGOMERY EMERGING MARKETS FUND seeks long-term capital appreciation by investing in companies based or operating primarily in developing economies throughout the world. The Fund invests at least 65% of its total assets in the stocks of companies based in the world's developing economies, and typically maintains investments in at least six different countries (with no more than 35% of its assets in any single one of them). The geographic regions in which the Fund may focus its investments include Latin America, Asia, Europe, the Middle East and Africa.

SCUDDER EMERGING MARKETS GROWTH FUND is a non-diversified fund that seeks long-term growth of capital. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of emerging market issuers around the globe. The Fund currently weights its investments more heavily in countries in Latin America. However, the Fund may pursue investment opportunities in Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe.

SCUDDER LATIN AMERICA FUND is a non-diversified fund that seeks long-term capital appreciation. The Fund pursues its investment objective by investing at least 65% of its total assets in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective, the Fund normally invests at least 65% of its total assets in equity securities. The Fund defines Latin America as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund expects to focus its investments in Argentina, Brazil, Chile, Colombia, Mexico and Peru and may invest in other Latin American countries when the portfolio management team deems it appropriate. The Fund intends to allocate its assets among at least three countries.

SCUDDER PACIFIC OPPORTUNITIES FUND is a non-diversified fund that seeks to provide long-term growth of capital. The Fund pursues its objective by investing at least 65% of its total assets in equity securities of Pacific Basin companies, excluding Japan. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan. The Fund may invest in the securities of other Pacific Basin countries when the markets in such countries become sufficiently developed. The Fund will not invest in Japanese securities. The Fund intends to invest in at least three countries.

FIXED INCOME UNDERLYING FUNDS
IVY INTERNATIONAL STRATEGIC BOND FUND seeks total return and, consistent with that objective, to maximize current income. The Fund invests at least 65% of its assets in a managed portfolio of foreign bonds. The Fund may also invest in U.S. bonds. The types of debt securities the Fund may hold include corporate, government, and mortgage or asset backed securities. At least 65% of the value of the Fund's portfolio is expected to be rated in the four highest rating categories used by Moody's and S&P. Among the other securities and investment techniques that the Fund's manager considers important in achieving the Fund's investment objective (or in controlling the Fund's exposure to risk) are low rated debt securities (commonly referred to as "high yield" or "junk" bonds) and derivative investment techniques (such as options, futures, interest rate and credit swaps, and foreign currency exchange transactions).

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO is a non-diversified fund that seeks maximum total return from a combination of capital appreciation and current income. The Portfolio generally invests at least 80% of its total assets in fixed-income securities of companies within, or governments, their agencies or instrumentalities of, at least three different non-U.S. countries. The investment manager of the Fund currently intends to invest the Portfolio's assets primarily in companies within, or governments of, Continental Europe, the United Kingdom, Canada and the Pacific Basin. The Portfolio generally invests at least 85% of its total assets in investment grade fixed-income securities and may invest up to 15% of its total assets in fixed-income securities rated below investment grade ("junk bonds"). Under normal market conditions, the Portfolio's effective duration (a measure of interest rate sensitivity) will range between two and eight years.

SCUDDER INTERNATIONAL BOND FUND is a non-diversified fund with a primary objective of income. As a secondary objective, the Fund seeks protection and possible enhancement of principal. The Fund pursues its investment objectives by investing at least 65% of its total assets in high-quality bonds denominated in foreign currencies with credit ratings within the three highest rating categories of one or more nationally recognized rating associations, or, if unrated, considered to be of comparable quality by the adviser. The Fund may invest up to 15% of its net assets in bonds rated below investment-grade. Securities rated below investment-grade (commonly referred to as "junk bonds"), entail greater risks than investment-grade bonds.

ALL UNDERLYING FUNDS
For temporary or emergency purposes or to assume a defensive position when market conditions warrant, an underlying fund may, to the extent described in its prospectus, (i) borrow money from banks and (ii) invest without limit in cash, U.S. government securities, commercial paper and similar money market securities.

                         HOW TO RECEIVE MORE INFORMATION

Additional information about the Funds and their investments is contained in the Statement of Additional Information for the Funds dated June 29, 1999 (the "SAI"), which is incorporated by reference into this Prospectus and is available upon request and without charge from IMDI at the distributor's address below.

Information about the Funds (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (please call 1-800-SEC-0330 for further details). Copies of this information may be obtained, upon payment of a copying fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds is also available on the SEC's Internet Website (www.sec.gov).

SHAREHOLDER INQUIRIES

Please call Ivy Mackenzie Services Corp., the Funds' transfer agent, at the phone number listed below for other information or shareholder inquiries about the Funds.

   BOARD OF TRUSTEES                   OFFICERS
   Keith J. Carlson                    Michael G. Landry, Chairman
   Ian Carmichael                      Keith J. Carlson, President
   P. Rodney Cunningham                Ted A. Parkhill, Vice President
   Gary D. Ellis                       C. William Ferris, Secretary/Treasurer
   Michael G. Landry

   LEGAL COUNSEL                       AUDITORS
   Dechert Price & Rhoads              PricewaterhouseCoopers LLP
   Boston, Massachusetts               Fort Lauderdale, Florida

   CUSTODIAN                           INVESTMENT MANAGER
   Brown Brothers Harriman & Co.       Ivy Management, Inc.
   Boston, Massachusetts               Boca Raton, Florida

   TRANSFER AGENT                      DISTRIBUTOR
   Ivy Mackenzie Services Corp.        Ivy Mackenzie Distributors, Inc.
   PO Box 3022                         700 South Federal Highway
   Boca Raton, Florida 33431-0922      Boca Raton, Florida  33432
   (800) 821-4350                      (800) 821-4347

Investment Company Act File No. 811-09107


IS0799PR01                              (International
                                         Solutions Logo)

(INTERNATIONAL SOLUTIONS)
                              ACCOUNT APPLICATION

 PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp., P.O. Box
                        3022, Boca Raton, FL 33431-0922
             Make sure both pages of this application are included.
     This application should not be used for retirement accounts for which
                    Mackenzie Solutions (IBT) is custodian.
                                 FUND USE ONLY

----------------------     ------------------------    ------------------------
   ACCOUNT NUMBER             DEALER/BRANCH/REP          ACCOUNT TYPE/SOC CD


                               1.   REGISTRATION

[ ] Individual       [ ] Estate        [ ] Corporation     [ ] Sole Proprietor
[ ] Joint Tenant     [ ] UGMA/UTMA     [ ] Partnership


   [ ] Trust  ---------------------      [ ] Other  -----------------------


-------------------------------------------------------------------------------
Owner, Custodian or Trustee

-------------------------------------------------------------------------------
Co-owner or Minor

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Street

-------------------------------------------------------------------------------
City                               State                               Zip Code

               -               -                                -               -
  ------------------------------------------       ------------------------------------------
                Phone Number -- Day                            Phone Number -- Evening

                               2.   TAX ID NUMBER

               -           -                      or               -
  --------------------------------------                  -----------------------------------
            Social Security Number                               Tax Identification Number

       Citizenship:  [ ] U.S.
                     [ ] Other
                                -----------------------------

  UNDER PENALTY OF PERJURY, I CERTIFY BY SIGNING IN SECTION 8 BELOW THAT: (1) THE NUMBER SHOWN IN
  THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
  WITHHOLDING BECAUSE: (A) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
  SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (B)
  THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
  YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
  UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX CONSEQUENCES" SECTION
  OF THE PROSPECTUS FOR ADDITIONAL INFORMATION.

                            3.   DEALER INFORMATION

  The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify Ivy Mackenzie Services Corp.
  of any purchases made under a Letter of Intent or Rights of Accumulation.

  -----------------------------------------------    -----------------------------------------------
  Dealer Name                                        Representative's Name and Number

  -----------------------------------------------    -----------------------------------------------
  Branch Office Address                              Representative's Phone Number

  -----------------------------------------------    -----------------------------------------------
  City             State             Zip Code        Authorized Signature of Dealer

                                4.   INVESTMENTS

  A.   Enclosed is my check ($1,000 minimum) for $ --------------- made payable to the appropriate
       International Solutions fund.*
  B.   Please invest in   [ ] Class A   [ ] Class B   [ ] Class C   [ ] Class I   [ ] Advisor Class  of the
       following fund(s):
       $ --------------- International Solutions I - Conservative Growth
       $ --------------- International Solutions II - Balanced Growth
       $ --------------- International Solutions III - Moderate Growth
       $ --------------- International Solutions IV - Long-term Growth
       $ --------------- International Solutions V - Aggressive Growth
  C.   I qualify for a reduction or elimination of the sales charge due to the following privilege (applies only to Class A Shares):
       [ ] New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s)
           information below.)
       [ ] ROA, with the account(s) listed below.
       [ ] Existing Letter of Intent, with accounts listed below.

       Fund Name  -------------------------------       Account Number------------------------------

       Fund Name  -------------------------------       Account Number------------------------------

       In establishing a Letter of Intent, you will need to purchase Class A shares over a 13-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges.)
                  [ ] $50,000          [ ] $100,000           [ ] $250,000          [ ] $500,000

  D.   FOR DEALER USE ONLY
       Confirmed trade orders:
                                  ---------------------       ---------------------                       ---------------------
                                      Confirm Number             Number of Shares                               Trade Date
  *If investing in more than one Fund, make your check payable to "International Solutions".


                           5.   DISTRIBUTION OPTIONS

I would like to reinvest dividends and capital gains into additional shares of the same class in this account at net asset value unless a different option is checked below:

  A.   [ ] Reinvest all dividends and capital gains into additional shares of the same class of a different
           International Solutions fund.

           Fund Name  -------------------------------       Account Number  ------------------------------

  B.   [ ] Pay all dividends in cash and reinvest capital gains into additional shares of the same class of this Fund, or in a different International Solutions fund.

           Fund Name  -------------------------------       Account Number  ------------------------------

  C.   [ ] Pay all dividends and capital gains in cash.
           I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN B OR C ABOVE, TO BE SENT TO:

       [ ] the account address of record listed in Section 1.
       [ ] the special payee listed in Section 7A (by mail).
       [ ] the special payee listed in Section 7B (by EFT).

                         6.   OPTIONAL SPECIAL FEATURES

  A.   [ ] AUTOMATIC INVESTMENT METHOD (AIM) -- I wish to automatically invest in International Solutions by having my bank account debited and my International Solutions account credited with additional shares. Please attach a voided check to ensure your correct bank account will be debited.
           or
  B.   [ ] SYSTEMATIC WITHDRAWAL PLANS (SWP) -- I wish to automatically withdraw funds from my
           International Solutions account and have my bank account credited with the proceeds.
  If you elect to participate in the AIM or SWP program, complete the information below:

       Frequency
       [ ] Annually:  On the  __________  day of the month of  __________________________  .
       [ ] Semi-Annually:  On the  __________  day of the months of  _________________ and
             _________________  .
       [ ] Quarterly:  On the  __________  day of the  [ ] first month or  [ ] second month or
                            [ ] third month of each quarter
       [ ] Monthly:  [ ] once per month on the  _____ day of the month*
                     [ ] twice per month on the  ________ days of the month*
                     [ ] 3 times per month on the  __________ days of the month*
                     [ ] 4 times per month on the _______________ days of the month*

       Periodic Amount $  _________________ starting in the month of  _________________  .
                             (Minimum $50)
       Fund & Share Class     [ ] Class A   [ ] Class B   [ ] Class C  of  _________________________  .
                                                                                 Fund Name
       Receipt of Proceeds
       (for SWPs only)      [ ] Send SWP proceeds via check to the account of address of record.
                            [ ] Send SWP proceeds via check to the special payee listed in Section 7A.
                            [ ] Send SWP proceeds via electronic payment to the special payee listed in
                                Section 7B.
  C.   FEDERAL FUNDS WIRE FOR REDEMPTION PROCEEDS**  [ ] YES  [ ] NO
        By checking "YES" immediately above, I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated in Section 7B. ($1,000 minimum).
  D.   TELEPHONE EXCHANGES**  [ ] YES  [ ] NO***
        By checking "YES" immediately above, I authorize exchanges by telephone among the International
        Solutions funds, upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.

  E.   TELEPHONE REDEMPTIONS**  [ ] YES  [ ] NO***
        By checking "YES" immediately above, the Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
         *   There must be a period of at least seven calendar days between each investment/withdrawal period.
         **  This option may not be selected if shares are issued in certificate form.
         *** If neither box is checked, this telephone privilege will be provided automatically.


                               7.   SPECIAL PAYEE

If you would like to receive your redemption proceeds at an address different than the one listed in Section 1 of this application, complete Section 7A and/or 7B below.

  A.                                      SPECIAL PAYEE MAILING ADDRESS

       ----------------------------------------------------------------------------------------------------
       Name of Bank or Individual

       ----------------------------------------------------------------------------------------------------
       Account Number (if applicable)

       ----------------------------------------------------------------------------------------------------
       Street

       ----------------------------------------------------------------------------------------------------
       City/State/Zip
  ---------------------------------------------------------------------------------------------------------
  B.                               SPECIAL PAYEE FED WIRE / E.F.T. INFORMATION

       ----------------------------------------------------------------------------------------------------
       Financial Institution

       ---------------------------------------------    ---------------------------------------------------
       ABA #                                            Account Number

       ----------------------------------------------------------------------------------------------------
       Street

       ----------------------------------------------------------------------------------------------------
       City/State/Zip

                                   (Please attach a voided check)

                                8.   SIGNATURES

Investors should be aware that failure to check "No" under Section 6D or 6E of this application means that the Telephone Exchange or Telephone Redemption Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "How to Exchange Shares" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in
Section 2.

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


------------------------------------------------------------    -------------------------------------
Signature of Owner, Custodian, Trustee or Corporate Officer     Date

------------------------------------------------------------    -------------------------------------
Signature of Joint Owner, Co-Trustee or Corporate Officer       Date

                          (REMEMBER TO SIGN SECTION 8)